Income Taxes (Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Expected tax using statutory tax rate of 34%	$ 2,470	$ 2,489	$ 1,834
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(558)	(577)	(574)
Tax-exempt income on life insurance contracts	(134)	(145)	(135)
Deductible dividends paid to United Bancshares, Inc. ESOP	(49)	(39)	(40)
Uncertain tax position reserves	(22)	(25)	(30)
Merger and acquisition costs			53
Accounting method change relating to bad debt reserve recapture		(332)
Other, net	37	34	(25)
Total provision for income taxes	$ 1,744	$ 1,405	$ 1,083
Statutory tax rate	34.00%